Taxation - Summary of changes in deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Net liability (-) Net asset (+), Beginning balance	€ 1,253	€ 920
Change through equity	123	40
Change through net result	(399)	301	€ 318
Exchange rate differences	15	(9)
Changes in the composition of the group and other changes	(1)
Net liability (-) Net asset (+), Ending balance	991	1,253	920
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Net liability (-) Net asset (+), Beginning balance	(108)	(107)
Change through equity	29	10
Change through net result	(1)	(10)
Exchange rate differences	1
Changes in the composition of the group and other changes	7
Net liability (-) Net asset (+), Ending balance	(72)	(108)	(107)
Financial assets and liabilities at fair value through profit or loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Net liability (-) Net asset (+), Beginning balance	1,202	947
Change through net result	(469)	246
Exchange rate differences	20	10
Changes in the composition of the group and other changes	(7)
Net liability (-) Net asset (+), Ending balance	746	1,202	947
Investment properties [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Net liability (-) Net asset (+), Beginning balance	2	(7)
Change through net result	(3)	3
Changes in the composition of the group and other changes		5
Net liability (-) Net asset (+), Ending balance	(1)	2	(7)
Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Net liability (-) Net asset (+), Beginning balance	(10)	(19)
Change through net result	5	6
Exchange rate differences	(2)	2
Net liability (-) Net asset (+), Ending balance	(7)	(10)	(19)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Net liability (-) Net asset (+), Beginning balance	(83)	(156)
Change through equity	(83)	62
Change through net result	18	16
Exchange rate differences	1	(1)
Changes in the composition of the group and other changes		(5)
Net liability (-) Net asset (+), Ending balance	(147)	(83)	(156)
Cash flow hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Net liability (-) Net asset (+), Beginning balance	(360)	(337)
Change through equity	233	(23)
Exchange rate differences	1
Net liability (-) Net asset (+), Ending balance	(126)	(360)	(337)
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Net liability (-) Net asset (+), Beginning balance	(5)	6
Change through net result	28	(4)
Exchange rate differences	(4)	(7)
Net liability (-) Net asset (+), Ending balance	19	(5)	6
Pension and post-employment benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Net liability (-) Net asset (+), Beginning balance	36	42
Change through equity	(54)	(8)
Change through net result	(23)	(5)
Exchange rate differences	(8)	7
Net liability (-) Net asset (+), Ending balance	(49)	36	42
Loans and advances [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Net liability (-) Net asset (+), Beginning balance	517	490
Change through equity	(2)	(1)
Change through net result	(83)	42
Exchange rate differences	(1)	(15)
Net liability (-) Net asset (+), Ending balance	430	517	490
Unused tax losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Net liability (-) Net asset (+), Beginning balance	63	61
Change through net result	129	7
Exchange rate differences	7	(5)
Net liability (-) Net asset (+), Ending balance	199	63	61
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Net liability (-) Net asset (+), Beginning balance	(343)	(322)
Net liability (-) Net asset (+), Ending balance	(311)	(343)	(322)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Net liability (-) Net asset (+), Beginning balance	1,596	1,242
Net liability (-) Net asset (+), Ending balance	1,303	1,596	1,242
Net deferred tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Net liability (-) Net asset (+), Beginning balance	1,253	920
Net liability (-) Net asset (+), Ending balance	€ 991	€ 1,253	€ 920